Sound Point Floating Rate Income Fund
Sound Point Floating Rate Income Fund
Investment Objective
The Sound Point Floating Rate Income Fund (the “Fund”) seeks to provide a high level of current income consistent with strong risk-adjusted returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Sound Point Floating Rate Income Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sound Point Floating Rate Income Fund		Investor Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.56%	0.56%
Total Annual Fund Operating Expenses		1.46%	1.21%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.31%)	(0.31%)
Net Annual Fund Operating Expenses		1.15%	0.90%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Sound Point Capital Management, LP, (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 0.90% and 1.15% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least December 31, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board") upon 60 days' notice to the Advisor, or by the Advisor with consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sound Point Floating Rate Income Fund (USD $)	1 Year	3 Years
Investor Class	117	431
Institutional Class	92	353

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund will acquire the assets and assume the liabilities of Sound Point Floating Rate Income Fund (the “Predecessor Fund”), a closed-end fund which used substantially similar investment strategies and had the same investment adviser.  The Predecessor Fund’s portfolio turnover rate for the fiscal period between December 1, 2012 and August 31, 2013 was 197%.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities, which may include bonds, notes and debentures issued by corporations, debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, and commercial paper.  The Fund invests primarily in senior floating rate loans (“Floating Rate Loans”) which are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure.  Floating Rate Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “high yield” or “junk”).

The Advisor utilizes a fundamental, research intensive approach to achieve its objective by identifying fundamentally attractive floating rate loans or variable-rate investments, which it considers under-valued, which pay interest at variable-rates and are determined periodically, on the basis of a floating base lending rate, such as the London Interbank Offered Rate (“LIBOR”), with or without a floor plus a fixed spread and other investments, including senior secured and unsecured bonds, and by creating a portfolio with an optimal blend of these assets.  In managing the Fund, the Advisor seeks to invest in a portfolio of Floating Rate Loans that it believes will be less volatile over time than the general loan market.  Preservation of capital is considered when consistent with the Fund’s objective. The Fund invests in securities without regard to maturity or duration.

Management Process.  The Advisor manages the Fund using a bottom-up, fundamental approach and focuses on relative value across industries, within industries and within individual capital structures.  Given the focus on relative value, the Fund has a target investment lifecycle of 3 to 12 months and does not employ a “buy-and-hold to maturity” strategy.  The Advisor generally sells a security when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Interest Rates and Portfolio Maturity.  The Floating Rate Loans in which the Fund invests typically have multiple reset periods during the year with each reset period applicable to a designated portion of the loan.  As short-term interest rates decline, interest payable to the Fund should decrease.  The amount of time that will pass before the Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund’s portfolio of loans.  Loans usually have mandatory and optional prepayment provisions.  Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity.  If a loan is prepaid, the Fund will have to reinvest the proceeds in other loans or securities, which may have a lower fixed spread over its base rate.  In such a case, the amount of interest paid to the Fund would likely decrease.

Cash Management.  The Fund may invest a portion of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Advisor deems appropriate under the circumstances, including when the Advisor believes the Fund needs to retain cash.  Money market instruments or short-term debt securities held by the Fund for cash management or defensive investing purposes can fluctuate in value.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following additional risks could affect the value of your investment:

Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts.

Credit Risk.  The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

High Yield Securities Risk.  High yield debt obligations are speculative investments that are usually issued by highly indebted companies, which means there is an increased risk that these companies might not generate sufficient cash flow to pay their debts.  Consequently, high yield securities and loans entail greater risk of loss of principal than securities and loans that are rated investment grade.

Inflation Risk.  Inflation risk results from the variation in the value of cash flows from a security due to inflation, as measured in terms of purchasing power.

Interest Rate Risk.  Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.

Lender Liability and Equitable Subordination Risks. It is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. As an example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Management Risk. The success of the Fund depends on the expertise of the Advisor and its ability to make investments in securities.  There can be no assurance that the Advisor will be successful in doing so.

Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including market responses to economic and political developments.

Non-Diversification Risk.  The Fund is non-diversified, meaning that the Fund is permitted to invest more of its assets in fewer issuers than diversified mutual funds and the Fund’s share price may therefore be more volatile than the share price of a diversified fund.

Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Fund shareholders.

Prepayment Risk. The issuers of securities held by the Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise.

Reliance on Corporate Management and Financial Reporting.  The Fund may trade various corporate debt instruments and collateralized debt securities.  The Advisor may select investments for the Fund in part on the basis of information and data filed by issuers of securities with various government regulators or made directly available to the Advisor by the issuers of securities or through sources other than the issuers such as collateral pool servicers.  Although the Advisor will evaluate all such information and data and seek independent corroboration when it considers it appropriate and reasonably available, the Advisor will not be in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information will not be readily available.

Tax Risks.  The Fund intends to elect to be treated and to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code.  If for any reason the Fund fails to qualify for treatment as a RIC, the Fund will have to pay corporate-level taxes on all of its income whether or not the Fund distributes it, which would substantially reduce the amount of income available for debt service and for distributions to the Shareholders.

“Widening” Risk.  The prices of the securities in which the Fund invests may decline substantially. In particular, purchasing assets at what may appear to be “undervalued” levels is no guarantee that these assets will not be trading at even more “undervalued” levels at a time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk.

Performance
As of the date of this Prospectus, the Fund has not commenced investment operations, and therefore, the performance of shares of the Fund reflects the performance of the Predecessor Fund.  The Fund will acquire the assets and assume the liabilities of the Predecessor Fund, a closed-end fund which has used substantially similar investment strategies and the same investment adviser (the “Reorganization”).  Upon completion of the Reorganization which is scheduled for May 30, 2014, the Fund will assume the performance, financial and other historical information of the Predecessor Fund’s Common Shares.

The table below shows how the Predecessor Fund’s average annual total returns compares over time to that of a broad-based index provided to offer a broader market perspective.  Performance has not been restated to reflect the estimated annual operating expenses of Investor Class or Institutional Class shares which, if reflected, would improve the returns shown below.  The following information provides some indication of the risks of investing in the Fund.  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The bar chart shows the annual return of the Predecessor Fund for one year.

Predecessor Fund Calendar Year Total Return as of December 31, 2013*

*As of March 31 2014, the Predecessor Fund had a year-to-date return of 1.84%.
Highest Quarterly Return:	1Q, 2013	2.37%

Lowest Quarterly Return:	2Q, 2013	1.09%

Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Returns Sound Point Floating Rate Income Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	7.87%		8.61%		Dec. 01, 2012
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	5.26%		6.19%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	4.45%		5.47%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	6.15%	[1]	6.93%	[1]	Dec. 01, 2012	[1]
[1]	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the $US-denominated leveraged loan market. New loans are added to the index on their effective date if they qualify according to the following criteria: Loans must be rated "5B" or lower; only fully- funded term loans are included; the tenor must be at least one year; and the Issuers must be domiciled in developed countries (Issuers from developing countries are excluded). Fallen angels are added to the index subject to the new loan criteria. Loans are removed from the index when they are upgraded to investment grade, or when they exit the market (for example, at maturity, refinancing or bankruptcy workout). Note that issuers remain in the index following default. Total return of the index is the sum of three components: principal, interest, and reinvestment return. The cumulative return assumes that coupon payments are reinvested into the index at the beginning of each period. Direct investment in an index is not possible.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).